SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES UNDER NON-CANCELABLE OPERATING LEASES (Details)	Dec. 31, 2025 USD ($)
Schedule Of Maturity Of Operating Lease Liabilities Under Non-cancelable Operating Leases
2026	$ 56,916
2027	56,916
2028	56,916
Total lease payments	170,748
Less: imputed interest	(8,182)
Total operating lease liability	$ 162,566